Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting
Segment Reporting

28. Segment Reporting

The Group’s operating segments are Oncology/Immunology and Other Ventures.

Oncology/Immunology focuses on discovering, developing, and commercializing targeted therapies and immunotherapies for the treatment of cancer and immunological diseases. Oncology/Immunology is further segregated into two core business areas:

(a)	R&D: comprises research and development activities covering drug discovery, development, manufacturing and regulatory functions, out-licensing of in-house developed drugs, as well as administrative activities to support research and development operations; and
(b)	Marketed Products: comprises the invoiced sales, marketing, manufacture and distribution of drugs developed from research and development activities including out-licensed marketed products.

Other Ventures comprises other commercial businesses which include the sales, marketing, manufacture and distribution of other prescription drugs and healthcare products.

In general, revenue, cost of revenue and operating expenses are directly attributable, or are allocated, to each segment. The Company allocates costs and expenses that are not directly attributable to a specific segment mainly on the basis of headcount or usage, depending on the nature of the relevant costs and expenses. The Company does not allocate assets to its segments as the CODM does not evaluate the performance of segments using asset information.

The performance of the reportable segments is assessed based on segment net income/(loss) attributable to the Company.

(i)Segment information:

	Year Ended December 31, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	71,183	214,356	285,539	262,973	—	548,512
Cost of revenue	—	(82,856)	(82,856)	(253,493)	—	(336,349)
Research and development expenses	(148,295)	—	(148,295)	—	—	(148,295)
Selling expenses	—	(32,212)	(32,212)	(4,094)	—	(36,306)
Administrative expenses	(34,332)	(1,614)	(35,946)	(4,754)	(26,022)	(66,722)
Gain on divestment of an equity investee	—	—	—	—	476,896	476,896
Interest income	879	—	879	88	48,910	49,877
Interest expense	(2,035)	—	(2,035)	(488)	(342)	(2,865)
Equity in earnings of equity investees, net of tax	(1,902)	—	(1,902)	24,553	—	22,651
Income tax expense	(658)	(388)	(1,046)	(568)	(61,996)	(63,610)
Other segment items	4,524	(319)	4,205	1,285	7,630	13,120
Net (loss)/income attributable to the Company	(110,636)	96,967	(13,669)	25,502	445,076	456,909
Depreciation/amortization	(11,814)	(1,312)	(13,126)	(106)	(76)	(13,308)
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,331	20,000	30,331	201	64	30,596

	Year Ended December 31, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	91,831	271,534	363,365	266,836	—	630,201
Cost of revenue	—	(92,783)	(92,783)	(256,101)	—	(348,884)
Research and development expenses	(212,109)	—	(212,109)	—	—	(212,109)
Selling expenses	—	(44,287)	(44,287)	(4,330)	—	(48,617)
Administrative expenses	(36,126)	(784)	(36,910)	(4,996)	(22,390)	(64,296)
Interest income	818	—	818	182	39,080	40,080
Interest expense	(1,825)	—	(1,825)	(653)	(394)	(2,872)
Equity in earnings of an equity investee, net of tax	—	—	—	46,469	—	46,469
Income tax expense	(3,475)	(841)	(4,316)	(513)	(2,363)	(7,192)
Other segment items	3,662	(176)	3,486	830	633	4,949
Net (loss)/income attributable to the Company	(157,224)	132,663	(24,561)	47,724	14,566	37,729
Depreciation/ amortization	(11,331)	(762)	(12,093)	(158)	(90)	(12,341)
Additions to non-current assets (other than financial instruments and deferred tax assets)	13,442	—	13,442	2,194	1,234	16,870

	Year Ended December 31, 2023
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Revenue from external customers	364,451	164,165	528,616	309,383	—	837,999
Cost of revenue	—	(91,726)	(91,726)	(292,721)	—	(384,447)
Research and development expenses	(302,001)	—	(302,001)	—	—	(302,001)
Selling expenses	—	(45,505)	(45,505)	(7,887)	—	(53,392)
Administrative expenses	(46,134)	(1,832)	(47,966)	(5,435)	(26,383)	(79,784)
Interest income	802	—	802	455	34,888	36,145
Interest expense	(279)	—	(279)	(38)	(442)	(759)
Equity in earnings of an equity investee, net of tax	—	—	—	47,295	—	47,295
Income tax expense	(628)	(159)	(787)	(1,201)	(2,521)	(4,509)
Other segment items	9,293	715	10,008	421	(6,196)	4,233
Net income/(loss) attributable to the Company	25,504	25,658	51,162	50,272	(654)	100,780
Depreciation/amortization	(7,640)	—	(7,640)	(344)	(223)	(8,207)
Additions to non-current assets (other than financial instruments and deferred tax assets)	41,338	—	41,338	330	86	41,754

	December 31, 2025
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	175,378	91,353	266,731	117,359	1,369,007	1,753,097
Property, plant and equipment	94,194	—	94,194	370	59	94,623
Right-of-use assets	1,451	—	1,451	918	658	3,027
Leasehold land	10,954	—	10,954	—	—	10,954
Intangible asset (note)	—	8,941	8,941	—	—	8,941
Goodwill	—	—	—	3,112	—	3,112
Investment in equity investees	5,725	—	5,725	5,140	—	10,865

Note: During the year ended December 31, 2025, tazemetostat was granted approval by the National Medical Products Administration of China for the treatment of adult patients with relapsed or refractory follicular lymphoma with EZH2 mutation, triggering a US$10 million milestone payment, and a corresponding intangible asset was recognized.

	December 31, 2024
	Oncology/Immunology
		Marketed		Other
	R&D	Products	Subtotal	Ventures	Unallocated	Total

	(in US$’000)
Total assets	225,661	88,502	314,163	194,604	765,429	1,274,196
Property, plant and equipment	91,929	—	91,929	448	121	92,498
Right-of-use assets	1,845	—	1,845	1,615	1,037	4,497
Leasehold land	10,706	—	10,706	—	—	10,706
Goodwill	—	—	—	2,990	—	2,990
Investment in an equity investee	—	—	—	77,765	—	77,765
Investment in equity security	5,000	—	5,000	—	—	5,000

Unallocated mainly represent corporate expenses which include corporate administrative costs, corporate employee benefit expenses and the relevant share-based compensation expenses, net of interest income, as well as other one-off items. Unallocated assets mainly comprise cash and cash equivalents and short-term investments.

(ii)Geographic information:

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Revenue from external customers:
PRC	407,454	452,413	484,895
US and Others	141,058	177,788	353,104
	548,512	630,201	837,999

	December 31,
	2025			2024
		US and			US and
	PRC	Others	Total	PRC	Others	Total

	(in US$’000)
Total assets	1,705,638	47,459	1,753,097	1,212,722	61,474	1,274,196
Property, plant and equipment	94,183	440	94,623	91,849	649	92,498
Right-of-use assets	2,489	538	3,027	4,086	411	4,497
Leasehold land	10,954	—	10,954	10,706	—	10,706
Other intangible asset	8,941	—	8,941	—	—	—
Goodwill	3,112	—	3,112	2,990	—	2,990
Investment in equity investees	5,140	5,725	10,865	77,765	—	77,765
Investment in equity security	—	—	—	5,000	—	5,000

(iii)Other information:

A summary of customers which accounted for over 10% of the Group’s revenue for the years ended December 31, 2025, 2024 and 2023 is as follows:

	Year Ended December 31,
	2025	2024	2023

	(in US$’000)
Customer A	141,058	177,789	353,104
Customer B	75,759	85,361	84,065

Customer A and B are included in Oncology/Immunology.